Supplement dated May 1, 2018
to the
BOA Exclusive Annuity prospectus dated May 1, 2004
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
The following disclosures are added to the prospectus. These disclosures supersede any conflicting information presently included in the prospectus.
•	Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
•	Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
•	Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either: 1) shares of a current underlying mutual fund are no longer available for investment; or 2) further investment in an underlying mutual fund is inappropriate. Nationwide will not substitute shares of any underlying mutual fund in which the sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected contract owners will be notified in the event there is a substitution, elimination, or combination of shares. The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
The following sections of the prospectus are restated.
1)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that a contract owner may periodically pay while the contract is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
2)	The Legal Proceedings for Nationwide Life and Annuity Insurance Company and Nationwide Investment Services Corporation, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
3)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the contract owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	1.57%
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated
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financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the variable account.
Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
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American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
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Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Neuberger Berman Advisers Management Trust - Guardian Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital; current income is a secondary goal.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital.
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Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust – Sustainable Equity Portfolio: Class I (formerly, Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund's quality oriented financial and environmental, social and governance criteria.
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
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VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
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